BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
BASIS OF PRESENTATION

NOTE 2 – BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of the Company and the Company’s subsidiaries, DDL, TCL, and DDHL. The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and all intercompany balances and transactions have been eliminated in consolidation.

The functional currency for the majority of the Company’s operations is the Great Britain Pound Sterling (“GBP”), and the reporting currency is the U.S. Dollar (“$”, “USD”).